GOODWILL - Rollfoward (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 8,789	$ 8,979
Acquisitions through business combinations	5,334	278
Assets held by subsidiaries disposed during the period	(36)	(108)
Held for sale	0	(21)
Foreign currency translation and other	401	(339)
Balance at end of the year	$ 14,488	$ 8,789